Patents and Trademarks, Net	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and Trademarks, Net
Note 11 — Patents and Trademarks, Net

	December 31, 2013	December 31, 2012

Patents and Trademarks	$777,593	$803,687
Less: Accumulated Amortization	(281,985)	(252,380)

Net	$495,608	$551,307

Total amortization expense for patents and trademarks for the years ending December 31, 2013 and 2012 it was $54,979 and $59,396, respectively. The estimated aggregate annual amortization expense for each of the next five fiscal years is $50,058. We recorded an impairment charge of $73,423 representing cost of $98,798, less accumulated amortization of $25,375 for the year ending December 31, 2013. We recorded an impairment charge of $64,703 representing cost of $171,868, less accumulated amortization of $107,165 for the year ending December 31, 2012 regarding our abandoned patents and trademarks.